Long-Term Debt (Narrative) (Detail) (USD $)	1 Months Ended		12 Months Ended
	Apr. 19, 2011	Apr. 30, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument [Line Items]
Capitalized interest costs			$ 3,342,000	[1]	$ 391,000	[1]	$ 226,000	[1]
Secured credit agreement borrowing capacity	1,200,000,000
Debt instrument maturity period	April 19, 2016
Additional borrowings	200,000,000
Line of credit interest rate description			fluctuates based on the ratio of our total indebtedness-to-EBITDA. Interest is payable at the base rate plus an applicable margin ranging from 0.75% to 1.75% if we select the base rate indebtedness option under the Revolver or at a rate derived from LIBOR
Debt issuance costs	3,700,000		3,675,000		19,177,000		9,258,000
Indebtedness outstanding			541,000,000
Remaining borrowing capacity			459,000,000
Weighted average interest rate on borrowings			2.70%
Senior notes		300,000,000	300,000,000		300,000,000
Senior notes maturity date		April 15, 2018
Senior notes yield to maturity percentage		8.25%
Proceeds from sale of senior notes, net		292,600,000			300,000,000
Minimum
Debt Instrument [Line Items]
Secured credit agreement borrowing capacity	850,000,000
Range of interest payable at base rate plus	0.75%
Range of interest payable at LIBOR plus	1.75%
Maximum
Debt Instrument [Line Items]
Secured credit agreement borrowing capacity	1,000,000,000
Range of interest payable at base rate plus	1.75%
Range of interest payable at LIBOR plus	2.75%
Senior Notes
Debt Instrument [Line Items]
Debt issuance costs		$ 7,400,000
Debt interest rate		8.25%	8.25%

[1]	Capitalized interest primarily relates to the construction efforts on the Marcellus Shale and Panhandle systems.